Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Cohen & Steers Emerging Markets Real Estate Fund, Inc.
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2014